INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET, NET

Intangible assets, net consists of the following:

	As of December 31,
Software platform	2024	2023
Cost:
Balance at beginning of year	$101,817	$101,817
Additions	905,607	—
Foreign currency translation	4,741	—
Balance at end of year	1,012,165	101,817

Accumulated amortization:
Balance at beginning of year	(64,484)	(44,249)
Charge for the year	(20,381)	(20,317)
Foreign currency translation	(448)	82
Balance at end of year	(85,313)	(64,484)

Net carrying value	$926,852	$37,333

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE
December 31,
2025	$199,020
2026	181,958
2027	181,958
2028	181,958
2029	181,958
Total	$926,852